Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Stock Based Compensation Expense Related To Stock Options Granted	The following table illustrates stock-based compensation expense related to stock options granted under the Plans recognized for three and six months ended June 31, 2021 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2022	2021	2022

Research and development	$54	$139	$186	$258
General and administrative	208	229	436	531

Total stock-based compensation	$262	$368	$622	$789

The following table illustrates stock-based compensation expense related to stock options granted under the Plans recognized for the years indicated (in thousands):

	Years Ended December 31,
	2020	2021
Research and development	$531	$292
General and administrative	814	851

Total stock-based compensation	$1,345	$1,143

Summary of Share Based Payment Award Stock Options Valuation Assumptions
In determining the fair value of the options granted, Apexigen used the Black-Scholes option-pricing model and the following assumptions:

	Years Ended December 31,
	2020	2021
Expected term (years)	5.00 - 10.00	5.62 - 10.00
Expected volatility	75% to 82%	88%
Risk-free interest rate	0.27% - 1.51%	0.60% - 1.20%
Expected dividend	0%	0%

Summary of Stock Options Activity Under the Plans
The following table summarizes stock option activity under the Plans (in thousands, except share and per share amounts):

	Options Available to Grant	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	8,371,662	35,371,809	$0.27
Granted	(1,545,000)	1,545,000	$0.47
Exercised	—	(548,972)	$0.18
Cancelled	1,845,150	(1,845,150)	$0.39

Outstanding at December 31, 2021	8,671,812	34,522,687	$0.28	5.07	$7,095

Vested and exercisable at December 31, 2021		30,442,623	$0.25	4.63	$7,052

Vested and expected to vest at December 31, 2021		34,372,687	$0.28	5.05	$7,095

Repriced Stock Options [Member]
Summary of Share Based Payment Award Stock Options Valuation Assumptions
In determining the fair value of the repriced options and the original options at the modification date, Apexigen used the Black-Scholes option-pricing model and the following assumptions:

Reprice
Expected term (years)	4.26 - 6.47
Expected volatility	80%
Risk-free interest rate	0.18% - 0.34%
Expected dividend	0%